Summary of Material Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 Rate	Jun. 30, 2025
US [Member]
Summary of Material Accounting Policies [Line Items]
Noon middle rate	1	1
RM [Member]
Summary of Material Accounting Policies [Line Items]
Noon middle rate	4.082	4.2084
Bottom of range [Member]
Summary of Material Accounting Policies [Line Items]
Voting rights	2000.00%
Top of range [Member]
Summary of Material Accounting Policies [Line Items]
Voting rights	50.00%